Condensed Statement of Changes In Stockholders' Deficit (Unaudited) - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock
Balance at Dec. 31, 2020
Balance (in Shares) at Dec. 31, 2020
Issuance of Class B common stock to Sponsor	25,000	24,353			$ 647
Issuance of Class B common stock to Sponsor (in Shares)					6,468,750
Issuance costs associated with the sale of Public Units	(5,695,816)	(3,432,519)	(2,263,297)
Sale of 4,616,667 Private Placement Warrants	3,408,166	3,408,166
Issuance of Representative Shares	20			$ 20
Issuance of Representative Shares (in Shares)				200,000
Remeasurement of Class A common stock subject to possible redemption	(8,805)		(8,805)
Net income (loss)	174,342		174,342
Balance at Mar. 31, 2021	(2,097,093)		(2,097,760)	$ 20	$ 647
Balance (in Shares) at Mar. 31, 2021				200,000	6,468,750
Accretion of Class A common stock subject to possible redemption	(8,805)		(8,805)
Balance at Dec. 31, 2020
Balance (in Shares) at Dec. 31, 2020
Net income (loss)	(2,569,770)
Balance at Jun. 30, 2021	(4,852,980)		(4,853,647)	$ 20	$ 647
Balance (in Shares) at Jun. 30, 2021				200,000	6,468,750
Balance at Dec. 31, 2020
Balance (in Shares) at Dec. 31, 2020
Issuance of Class B common stock to Sponsor	647				$ 647
Issuance of Class B common stock to Sponsor (in Shares)					6,468,750
Issuance costs associated with the sale of Public Units	(2,263,297)		(2,263,297)
Issuance of Representative Shares	20			$ 20
Issuance of Representative Shares (in Shares)				200,000	0
Remeasurement of Class A common stock subject to possible redemption	(156,243)		(156,243)
Net income (loss)	(2,619,935)		(2,619,935)
Balance at Dec. 31, 2021	(5,038,808)		(5,039,475)	$ 20	$ 647
Balance (in Shares) at Dec. 31, 2021				200,000	6,468,750
Accretion of Class A common stock subject to possible redemption	(156,243)		(156,243)
Balance at Mar. 31, 2021	(2,097,093)		(2,097,760)	$ 20	$ 647
Balance (in Shares) at Mar. 31, 2021				200,000	6,468,750
Remeasurement of Class A common stock subject to possible redemption	(11,775)		(11,775)
Net income (loss)	(2,744,112)		(2,744,112)
Balance at Jun. 30, 2021	(4,852,980)		(4,853,647)	$ 20	$ 647
Balance (in Shares) at Jun. 30, 2021				200,000	6,468,750
Accretion of Class A common stock subject to possible redemption	(11,775)		(11,775)
Balance at Dec. 31, 2021	(5,038,808)		(5,039,475)	$ 20	$ 647
Balance (in Shares) at Dec. 31, 2021				200,000	6,468,750
Remeasurement in value of common stock subject to redemption	(82,286)		(82,286)
Net income (loss)	19,172		19,172
Balance at Mar. 31, 2022	(5,101,922)		(5,102,589)	$ 20	$ 647
Balance (in Shares) at Mar. 31, 2022				200,000	6,468,750
Balance at Dec. 31, 2021	(5,038,808)		(5,039,475)	$ 20	$ 647
Balance (in Shares) at Dec. 31, 2021				200,000	6,468,750
Net income (loss)	28,273
Balance at Jun. 30, 2022	(5,180,404)		(5,181,071)	$ 20	$ 647
Balance (in Shares) at Jun. 30, 2022				200,000	6,468,750
Balance at Mar. 31, 2022	(5,101,922)		(5,102,589)	$ 20	$ 647
Balance (in Shares) at Mar. 31, 2022				200,000	6,468,750
Remeasurement in value of common stock subject to redemption	(87,583)		(87,583)
Net income (loss)	9,101		9,101
Balance at Jun. 30, 2022	$ (5,180,404)		$ (5,181,071)	$ 20	$ 647
Balance (in Shares) at Jun. 30, 2022				200,000	6,468,750